Filed Pursuant to Rule 497(e)

Ambassador Funds Registration File No. 811-09941

AMBASSADOR FUNDS

MICHIGAN INVESTMENT TRUST, GOVERNMENT MONEY MARKET SERIES

SUPPLEMENT DATED DECEMBER 12, 2006

TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 29, 2006

On June 13, 2006, the Ambassador Fund’s Board of Trustees appointed KPMG, LLP as the Fund’s registered independent public accountant for the fiscal year ended July 31, 2007. As of November 29, 2006, the Fund had not yet commenced operations.  KPMG, LLP did not issue a consent letter as its background, conflict and independence check procedures prior to accepting the engagement to audit the Fund had not yet been completed. There should have been no references to KPMG, LLP in conjunction with the current Prospectus and Statement of Additional Information.

All references to KPMG, LLP in the Michigan Investment Trust, Government Money Market Series Prospectus and Statement of Additional Information are hereby deleted, until completion of KPMG, LLP’s independence procedures and receipt of their consent letter.

Please keep this supplement for future reference.